Annual Total Returns- Janus Henderson International Opportunities Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson International Opportunities Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.85%)	20.89%	26.33%	(1.67%)	1.95%	(3.60%)	21.31%	(18.94%)	26.58%	13.69%